Retained Earnings and Dividends Paid - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Retained earnings [abstract]
Legal reserves	[1]	₩ 1,604,910	₩ 1,604,910
Voluntary reserves		27,782,969	33,282,817
Retained earnings (Undisposed deficit) before appropriations		(7,956,579)	10,370,517
Retained earnings		21,431,300	45,258,244
Voluntary reserves
Reserve for investment on social overhead capital		5,277,449	5,277,449
Reserve for research and human development	[2]	330,000	330,000
Reserve for business expansion		21,965,520	27,465,368
Reserve for equalizing dividends		₩ 210,000	₩ 210,000

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in
capital or offset against accumulated deficit by the resolution of the shareholders.
[2]	The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.